SHARE CAPITAL DISCLOSURE: Schedule of changes in Warrants (Details) - $ / shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Details
Warrants Outstanding	2,257,500	2,453,473	4,732,996
Warrants Outstanding, weighted avg exercise price	$ 0.12	$ 1.17	$ 1.14
Warrants issued	2,257,500
Warrants issued, weighted avg exercise price	$ 0.12
Warrants expired	(2,453,473)	(2,279,523)